Improvements to concession assets - net - Summary of the Net Amounts of Improvements to Concession Assets (Detail) - MXN ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about service concession arrangements [abstract]
Improvements to concession assets	$ 24,718,954	$ 16,627,346	$ 13,692,281
Construction in-progress	11,893,362	12,369,898	6,568,212
Total amounts	$ 36,612,316	$ 28,997,244	$ 20,260,493